Property and Equipment - Classifications of Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Property and equipment, Cost	$ 96,243	$ 95,875
Property and equipment, Accumulated Depreciation	(62,258)	(56,470)
Property and equipment, Net	33,985	39,405
Computer Software
Property Plant And Equipment [Line Items]
Property and equipment, Cost	54,966	56,511
Property and equipment, Accumulated Depreciation	(32,117)	(35,014)
Property and equipment, Net	22,849	21,497
Furniture, Fixtures and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, Cost	26,690	25,077
Property and equipment, Accumulated Depreciation	(19,245)	(14,034)
Property and equipment, Net	7,445	11,043
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, Cost	14,587	14,287
Property and equipment, Accumulated Depreciation	(10,896)	(7,422)
Property and equipment, Net	$ 3,691	$ 6,865